ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 23,356,684	$ 401,399
Less: allowance for credit losses	(719,689)
Accounts Receivable, Net, Current, Total	$ 22,636,995	$ 401,399